Revenue Recognition - Reconciliation of Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Contract Balances
Notes and accounts receivable-trade (net of allowances of $233 in 2022 and $218 in 2021)	$ 6,541	$ 6,754
Notes and accounts receivable - trade, allowances	233	218
Contract assets	464	471
Deferred income (current)	12,032	12,518
Deferred income (noncurrent)	3,499	$ 3,577
Revenue recognized that was included in deferred income at the beginning of the period	$ 10,200